Fair value (Tables)	12 Months Ended
Mar. 31, 2021
Summary of Assets and Liabilities Measured at Fair Value on a Recurring Basis, Including Fair Value Option Elected
Assets and liabilities measured at fair value on a recurring basis at March 31, 2020 and 2021, including those for which the MHFG Group has elected the fair value option, are summarized below:

2020	Level 1	Level 2	Level 3	Assets/ Liabilities measured at fair value
	(in billions of yen)
Assets:
Trading securities (1) :
Japanese government bonds	1,516	22	—	1,538
Japanese local government bonds	—	170	—	170
U.S. Treasury bonds and federal agency securities	4,580	461	—	5,041
Other foreign government bonds	1,128	547	—	1,675
Agency mortgage-backed securities	—	3,390	—	3,390
Residential mortgage-backed securities	—	—	10	10
Certificates of deposit and commercial paper	—	1,036	—	1,036
Corporate bonds and other (2)	41	1,398	1,115	2,554
Equity securities	1,000	650	30	1,680
Trading securities measured at net asset value (3)				462
Derivative financial instruments:
Interest rate contracts	153	7,070	9	7,232
Foreign exchange contracts	9	2,900	17	2,926
Equity-related contracts	169	125	16	310
Credit-related contracts	—	22	8	30
Other contracts	3	11	24	38
Available-for-sale securities:
Japanese government bonds	11,950	653	—	12,603
Japanese local government bonds	—	273	—	273
U.S. Treasury bonds and federal agency securities	935	—	—	935
Other foreign government bonds	436	975	—	1,411
Agency mortgage-backed securities	—	505	—	505
Residential mortgage-backed securities	—	53	31	84
Commercial mortgage-backed securities	—	—	615	615
Japanese corporate bonds and other debt securities	—	1,678	157	1,835
Foreign corporate bonds and other debt securities	—	678	174	852
Equity securities:
Equity securities with readily determinable fair values	2,670	95	—	2,765

2020	Level 1	Level 2	Level 3	Assets/ Liabilities measured at fair value
	(in billions of yen)
Equity securities measured at net asset value (3)				72
Other investments	—	—	39	39

Total assets measured at fair value on a recurring basis	24,590	22,712	2,245	50,081

Liabilities:
Trading securities sold, not yet purchased	1,880	515	—	2,395
Derivative financial instruments:
Interest rate contracts	163	6,611	14	6,788
Foreign exchange contracts	8	2,890	1	2,899
Equity-related contracts	186	47	33	266
Credit-related contracts	—	19	10	29
Other contracts	6	10	23	39
Long-term debt (4)	—	1,916	621	2,537

Total liabilities measured at fair value on a recurring basis	2,243	12,008	702	14,953

2021	Level 1	Level 2	Level 3	Assets/ Liabilities measured at fair value
	(in billions of yen)
Assets:
Trading securities (1) :
Japanese government bonds	1,923	11	—	1,934
Japanese local government bonds	—	120	—	120
U.S. Treasury bonds and federal agency securities	3,544	604	—	4,148
Other foreign government bonds	775	500	—	1,275
Agency mortgage-backed securities	—	4,727	—	4,727
Residential mortgage-backed securities	—	—	9	9
Certificates of deposit and commercial paper	—	1,204	—	1,204
Corporate bonds and other (2)	34	1,638	1,033	2,705
Equity securities	1,220	326	29	1,575
Trading securities measured at net asset value (3)				431
Derivative financial instruments:
Interest rate contracts	63	4,564	12	4,639
Foreign exchange contracts	—	3,304	24	3,328
Equity-related contracts	170	339	22	531
Credit-related contracts	—	91	3	94
Other contracts	10	6	17	33
Available-for-sale securities:
Japanese government bonds	20,598	323	—	20,921
Japanese local government bonds	—	463	—	463
U.S. Treasury bonds and federal agency securities	911	—	—	911
Other foreign government bonds	535	972	—	1,507
Agency mortgage-backed securities	—	521	—	521
Residential mortgage-backed securities	—	48	23	71
Commercial mortgage-backed securities	—	—	716	716
Japanese corporate bonds and other debt securities	—	1,539	365	1,904
Foreign corporate bonds and other debt securities	—	707	132	839
Equity securities:
Equity securities with readily determinable fair values	3,375	104	—	3,479
Equity securities measured at net asset value (3)				121
Other investments	2	—	53	55

Total assets measured at fair value on a recurring basis	33,160	22,111	2,438	58,261

Liabilities:
Trading securities sold, not yet purchased	2,138	488	—	2,626
Derivative financial instruments:
Interest rate contracts	64	4,408	4	4,476
Foreign exchange contracts	—	3,245	1	3,246
Equity-related contracts	224	117	43	384
Credit-related contracts	—	112	1	113
Other contracts	7	9	17	33
Long-term debt (4)	—	1,990	713	2,703

Total liabilities measured at fair value on a recurring basis	2,433	10,369	779	13,581

Notes:
(1)	Trading securities include foreign currency denominated securities for which the MHFG Group elected the fair value option.
(2)	The amount includes CLO and convertible bonds, which are classified in Level 3.
(3)
In accordance with ASC 820, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented for these classes of assets are intended to permit the reconciliation of the fair value hierarchy to the amounts presented in the statements of financial position. The amounts of unfunded commitments related to these investments at March 31, 2020 and 2021 were ¥47 billion and ¥55 billion, respectively.

(4)	Amounts represent items for which the Group elected the fair value option or for which it applied the practicability exception.

Reconciliation for All Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Level 3)
The following table presents a reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the fiscal years ended March 31, 2020 and 2021:

2020	April 1, 2019	Gains (losses) in Earnings		Gains (losses) in OCI		Transfers into Level 3	Transfers out of Level 3	Purchases	Sales	Issuances	Settle- ments	March 31, 2020	Change in unrealized gains (losses) still held (6)
	(in billions of yen)
Assets:
Trading securities:
Residential mortgage- backed securities	11	—	(2)	—		—	—	—	—	—	(1)	10	—
Corporate bonds and other	1,044	(52	) (2)	—		—	—	802	(297)	—	(382)	1,115	(52)
Equity securities	28	(1	) (2)	—		—	—	6	(2)	—	(1)	30	(1)
Derivative financial instruments, net (1) :
Interest rate contracts	13	(6	) (2)	—		1	—	—	—	—	(13)	(5)	(16)
Foreign exchange contracts	22	(4	) (2)	—		—	—	—	—	—	(2)	16	(3)
Equity-related contracts	(5)	(8	) (2)	—		—	—	—	—	—	(4)	(17)	(10)
Credit-related contracts	1	(2	) (2)	—		(1)	(1)	—	—	—	1	(2)	(1)
Other contracts	1	2	(2)	—		—	—	—	—	—	(2)	1	1
Available-for-sale securities:
Residential mortgage- backed securities	40	—	(3)	—	(4)	—	—	3	—	—	(12)	31	—
Commercial mortgage- backed securities	500	—	(3)	1	(4)	—	—	201	(77)	—	(10)	615	—
Japanese corporate bonds and other debt securities	120	2	(3)	—	(4)	—	—	106	—	—	(71)	157	—
Foreign corporate bonds and other debt securities	103	—	(3)	(11	) (4)	—	—	94	—	—	(12)	174	—
Other investments	35	3	(3)	—		—	—	15	—	—	(14)	39	3

Liabilities:
Trading securities sold, not yet purchased	1	—	(2)	—		—	—	(18)	17	—	—	—	—
Long-term debt	655	53	(5)	17	(4)	77	(8)	—	—	312	(345)	621	79

2021	April 1, 2020	Gains (losses) in Earnings		Gains (losses) in OCI		Transfers into Level 3	Transfers out of Level 3	Purchases	Sales	Issuances	Settle- ments	March 31, 2021	Change in unrealized gains (losses) still held (6)
	(in billions of yen)
Assets:
Trading securities:
Residential mortgage- backed securities	10	—	(2)	—		—	—	—	—	—	(1)	9	—
Corporate bonds and other	1,115	70	(2)	—		—	(1)	443	(216)	—	(378)	1,033	65
Equity securities	30	1	(2)	—		—	—	2	(3)	—	(1)	29	—
Derivative financial instruments, net (1) :
Interest rate contracts	(5)	4	(2)	—		—	—	—	—	—	9	8	13
Foreign exchange contracts	16	9	(2)	—		—	—	—	—	—	(2)	23	10
Equity-related contracts	(17)	1	(2)	—		—	—	—	—	—	(5)	(21)	(17)
Credit-related contracts	(2)	4	(2)	—		1	1	—	—	—	(2)	2	1
Other contracts	1	—	(2)	—		—	—	—	—	—	(1)	—	—
Available-for-sale securities:
Residential mortgage- backed securities	31	—	(3)	—	(4)	—	—	—	—	—	(8)	23	—
Commercial mortgage- backed securities	615	—	(3)	1	(4)	—	—	181	(78)	—	(3)	716	—
Japanese corporate bonds and other debt securities	157	(13	) (3)	6	(4)	—	(22)	391	(118)	—	(36)	365	(8)
Foreign corporate bonds and other debt securities	174	7	(3)	16	(4)	12	—	36	—	—	(113)	132	—
Other investments	39	2	(3)	—		—	—	38	(6)	—	(20)	53	1

Liabilities:
Trading securities sold, not yet purchased	—	—	(2)	—		—	—	(1)	1	—	—	—	—
Long-term debt	621	(66	) (5)	(19	) (4)	20	(42)	—	—	374	(345)	713	(34)

Notes:
(1)	Total Level 3 derivative exposures have been netted on the table for presentation purposes only.
(2)	Gains (losses) in Earnings are reported in Trading account gains (losses)—net, Foreign exchange gains (losses)—net or Other noninterest income (expenses).
(3)	Gains (losses) in Earnings are reported in Investment gains (losses)—net.
(4)	Gains (losses) in OCI are reported in Other comprehensive income (loss).
(5)	Gains (losses) in Earnings are reported in Other noninterest income (expenses).
(6)
Amounts represent total gains or losses recognized in earnings and OCI during the period. These gains or losses were attributable to the change in fair value relating to assets and liabilities classified as Level 3 that were still held at March 31, 2020 and 2021. The amounts of unrealized gains (losses) in OCI related to
Available-for-sale
securities and Long-term debt were ¥6 billion and ¥(17) billion, at March 31, 2021, respectively.

Quantitative Information about Significant Unobservable Inputs Related to Material Classes of Level 3 Assets and Liabilities
Quantitative information about Level 3 fair value measurements
The following table presents information about significant unobservable inputs related to the MHFG Group’s material classes of Level 3 assets and liabilities at March 31, 2020 and 2021:

2020

Products/Instruments	Fair value	Principal valuation technique	Unobservable inputs	Range of input values	Weighted average (5)
(in billions of yen, except for percentages and basis points)
Trading securities and Available-for-sale securities:
Residential mortgage-backed securities	41	Discounted cash flow Price-based	Prepayment rate Default rate Recovery rate Discount margin	4%–16% 0%–1% 100%–100% 5bps–170bps	7% 0% 100% 52bps

Commercial mortgage-backed securities	615	Discounted cash flow Price-based	Discount margin	7bps–185bps	22bps

Corporate bonds and other debt securities	1,446	Discounted cash flow Price-based	Prepayment rate (1) Default rate (1) Recovery rate (1) Discount margin (1) Discount margin (2)	13%–21% 0%–2% 10%–70% 61bps–1,160bps 5bps–1,528bps	21% 2% 67% 256bps 58bps

Derivative financial instruments, net:
Interest rate contracts	(5)	Internal valuation model (3)	IR – IR correlation Default rate (4)	23%–100% 0%–63%

Foreign exchange contracts	16	Internal valuation model (3)	FX – IR correlation FX – FX correlation Default rate (4)	-37%–49% 56%–65% 0%–63%

Equity-related contracts	(17)	Internal valuation model (3)	Equity – IR correlation Equity correlation Equity volatility	25%–25% 0%–100% 13%–157%

Credit-related contracts	(2)	Internal valuation model (3)	Default rate Credit correlation	0%–15% 30%–100%

Long-term debt	621	Internal valuation model (3)	IR – IR correlation	23%–100%
			FX – IR correlation	-37%–50%
			FX – FX correlation	56%–65%
			Equity – IR correlation	25%–25%
			Equity – FX correlation	-33%–100%
			Equity correlation	0%–100%
			Equity volatility	15%–157%
			Default rate	0%–12%
			Credit correlation	15%–100%

2021
Products/Instruments	Fair value	Principal valuation technique	Unobservable inputs	Range of input values	A verage (5)
(in billions of yen, except for percentages and basis points)
Trading securities and Available-for-sale securities:
Residential mortgage-backed securities	32	Discounted cash flow	Prepayment rate	2%–17%	7%
		Price-based	Default rate	0%–1%	0%
			Recovery rate	100%–100%	100%
			Discount margin	28bps–170bps	51bps

Commercial mortgage-backed securities	716	Discounted cash flow Price-based	Discount margin	5bps–210bps	22bps

Corporate bonds and other debt securities	1,530	Discounted cash flow	Prepayment rate (1)	10%–18%	18%
		Price-based	Default rate (1)	1%–24%	2%
			Recovery rate (1)	10%–68%	66%
			Discount margin (1)	45bps–143bps	115bps
			Discount margin (2)	4bps–507bps	284bps

Derivative financial instruments, net:
Interest rate contracts	8	Internal valuation model (3)	IR – IR correlation	35%–100%	76%

Foreign exchange contracts	23	Internal valuation model (3)	FX – IR correlation	23%–50%	30%
			FX – FX correlation	43%–65%	54%

Equity-related contracts	(21)	Internal valuation model (3)	Equity – IR correlation	25%–25%	25%
			Equity correlation	0%–100%	88%
			Equity volatility	8%–71%	41%

Credit-related contracts	2	Internal valuation model (3)	Default rate	0%–5%	1%
			Credit correlation	40%–100%	66%

Other contracts	—	Internal valuation model (3)	Commodity volatility	0%–63%	33%

Long-term debt	713	Internal valuation model (3)	IR – IR correlation	49%–100%	78%
			FX – IR correlation	23%–50%	36%
			FX – FX correlation	43%–65%	54%
			Equity – IR correlation	25%–25%	25%
			Equity – FX correlation	-33%–50%	0%
			Equity correlation	0%–100%	88%
			Equity volatility	8%–71%	29%
			Default rate	0%–5%	1%
			Credit correlation	17%–100%	68%

Notes:
(1)	These inputs are mainly used for determining the fair values of securitization products such as CDO, CLO and ABS, other than RMBS and CMBS.
(2)	This input is mainly used for determining the fair values of Japanese corporate bonds and foreign corporate bonds.
(3)	Internal valuation model includes discounted cash flow models and the Black-Scholes option pricing model.
(4)	This input represents the counterparty default rate derived from the MHFG Group’s own internal credit analyses.
(5)	Averages are calculated by weighting each input by the relative fair value of the respective financial instruments except for derivative related inputs where medians are used.
IR = Interest rate
FX = Foreign exchange
Uncertainty of fair

value measurements relating to unobservable inputs and interrelationships among unobservable inputs
The following is a description of the uncertainty of the fair value measurements from the use of significant unobservable inputs and a description of interrelationships of the significant unobservable inputs used to measure the fair values of Level 3 assets and liabilities.

Summary of Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis	The following table shows the fair value hierarchy for these items as of March 31, 2020 and 2021:

2020	Total	Level 1	Level 2	Level 3	Aggregate cost
	(in billions of yen)
Assets:
Loans	90	—	—	90	136
Loans held-for-sale	26	—	20	6	26
Equity securities (without readily determinable fair values)	2	—	—	2	2
Premises and equipment—net	1	—	1	—	12
Other assets	—	—	—	—	3
Goodwill	—	—	—	—	2

Total assets measured at fair value on a nonrecurring basis	119	—	21	98	181

2021	Total	Level 1	Level 2	Level 3	Aggregate cost
	(in billions of yen)
Assets:
Loans	85	—	3	82	167
Loans held-for-sale	22	—	21	1	23
Equity securities (without readily determinable fair values)	3	—	—	3	4
Premises and equipment—net	—	—	—	—	7
Other assets	24	—	—	24	34

Total assets measured at fair value on a nonrecurring basis	134	—	24	110	235

Note:	The fair values may not be current as of the dates indicated, but rather as of the date the fair value change occurred. Accordingly, the carrying values may not equal current fair value.

Carrying Amounts and Fair Values of Certain Financial Instruments, Excluding Financial Instruments Carried at Fair Value on a Recurring Basis and Those outside Scope of ASC 825
The following table shows the carrying amounts and fair values at March 31, 2020 and 2021, of certain financial instruments, excluding financial instruments which are carried at fair value on a recurring basis and those outside the scope of ASC 825 such as equity method investments as defined in ASC 323, “Investments-Equity Method and Joint Ventures” (“ASC 323”) and lease contracts as defined in ASC 842, “Leases” (“ASC 842”):

	2020
	Carrying amount	Estimated fair value
		Total	Level 1	Level 2	Level 3
	(in billions of yen)
Financial assets:
Cash and due from banks, interest-bearing deposits in other banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions	63,755	63,755	1,318	62,437	—
Investments	862	875	493	382	—
Loans, net of allowance for loan losses (Note)	86,914	88,124	—	—	88,124
Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions	51,954	51,954	29,812	22,142	—
Interest-bearing deposits	114,653	114,659	58,935	55,724	—
Due to trust accounts	250	250	—	250	—
Other short-term borrowings	4,914	4,914	—	4,914	—
Long-term debt	7,821	7,708	—	6,813	895

	2021
	Carrying amount	Estimated fair value
		Total	Level 1	Level 2	Level 3
	(in billions of yen)
Financial assets:
Cash and due from banks, interest-bearing deposits in other banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions	63,910	63,910	47,441	16,469	—
Investments	887	904	490	414	—
Loans, net of allowance for loan losses (Note)	87,708	88,845	—	—	88,845

Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions	53,278	53,278	—	53,278	—
Interest-bearing deposits	118,860	118,849	—	118,849	—
Due to trust accounts	381	381	—	381	—
Other short-term borrowings	9,086	9,086	—	9,086	—
Long-term debt	9,034	9,219	—	7,847	1,372

Note:	Loans, net of allowance include items measured at fair value on a nonrecurring basis.